COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES
11.	COMMITMENTS AND CONTINGENCIES

Litigation

From time to time, the Company may be involved in lawsuits, claims, investigations, and proceedings consisting of intellectual property, commercial, employment, and other matters, which arise in the ordinary course of business. In accordance with ASC Topic 450, Contingencies, the Company makes a provision for a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. As of September 30, 2025 and December 31, 2024, there were no matters pending that required provision.

Purchase Obligations

The Company has agreements with hardware suppliers to purchase inventory. As of September 30, 2025, the Company had $11.2 million in purchase obligations outstanding.

11.	COMMITMENTS AND CONTINGENCIES

Litigation

From time to time, the Company may be involved in lawsuits, claims, investigations, and proceedings consisting of intellectual property, commercial, employment, and other matters, which arise in the ordinary course of business. In accordance with ASC Topic 450, Contingencies, the Company makes a provision for a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. As of December 31, 2024 and 2023, there were no matters pending that required provision.

The Original Merger Agreement with Edtech was terminated on June 21, 2023. On July 12, 2024, EdtechX filed a complaint in the Superior Court of the State of Delaware in connection with the termination of the EdtechX Merger Agreement, claiming breaches of contract and the implied covenant of good faith and fair dealing. On September 20, 2024, the Company filed a motion to dismiss the complaint in Delaware Superior Court. At this time, the Company is not aware of any pending litigation related to this matter and as such has not recorded any provision for loss.

Purchase Obligations

The Company has agreements with hardware suppliers to purchase inventory. As of December 31, 2024, the Company had $8.9 million in purchase obligations outstanding, all of which are scheduled to come due on or before December 31, 2025.